LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Disclosure of Loss per share [Abstract]
LOSS PER SHARE

14. LOSS PER SHARE

Basic income per share is calculated by dividing net income by the weighted average number of common shares outstanding during the year.

Diluted income per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potential dilutive stock options to common shares.

		Year ended December 31,
	2021	2020	2019
Numerator:
Net income	($14,858)	($24,184)	($41,907)
Denominator:
Weighted average number of common shares outstanding for basic EPS	108,444,405	67,008,897	30,689,545
Adjustment for stock options	-	-	-
Weighted average number of common shares outstanding for diluted EPS	108,444,405	67,008,897	30,689,545

Basic and diluted loss per share	($0.14)	($0.36)	($1.37)